Note 11 - Earn-Out and Warrant Liabilities - Earn-out Shares Fair Value Assumptions (Details)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Measurement Input, Expected Term [Member]
Measurement input	5.25	5.50	6.50	7.00
Measurement Input, Price Volatility [Member]
Measurement input	0.5500	0.5500	0.4000	0.4000